Amplify Stablecoin Technology ETF
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 73.6%	Shares	Value
Financials - 60.1% (a)
Bakkt Holdings, Inc. (b)	1,670	$16,767
Block, Inc. (b)	338	22,000
Coinbase Global, Inc. - Class A (b)	78	17,639
Dlocal Ltd.	1,534	21,691
Etoro Group Ltd. - Class A (b)	526	18,478
Flywire Corp. (b)	1,522	21,552
Galaxy Digital, Inc. - Class A (b)	726	16,233
Gemini Space Station, Inc. - Class A (b)	1,890	18,749
GMO Payment Gateway, Inc.	400	24,889
Marqeta, Inc. - Class A (b)	4,348	20,653
Mastercard, Inc. - Class A	38	21,693
OBOOK Holdings, Inc. (b)	706	4,716
OSL Group Ltd. (b)	6,000	13,105
PayPal Holdings, Inc.	348	20,316
Shift4 Payments, Inc. - Class A (b)	312	19,647
Visa, Inc. - Class A	64	22,445
		300,573

Information Technology - 13.5%
Circle Internet Group, Inc. (b)	242	19,191
CompoSecure, Inc. (b)	1,058	20,398
Exodus Movement, Inc. - Class A (b)	416	6,153
Opera Ltd. - ADR	1,534	21,721
		67,463
TOTAL COMMON STOCKS (Cost $382,877)		368,036

EXCHANGE TRADED FUNDS - 23.9%	Shares	Value
Bitwise Solana Staking ETF (b)	1,864	30,570
Bitwise XRP ETF (b)	1,466	30,082
Grayscale Chainlink Trust ETF (b)	2,642	28,782
iShares Ethereum Trust ETF (b)	1,336	29,967
TOTAL EXCHANGE TRADED FUNDS (Cost $121,090)		119,401

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (c)	12,633	12,633
TOTAL MONEY MARKET FUNDS (Cost $12,633)		12,633

TOTAL INVESTMENTS - 100.0% (Cost $516,600)		500,070
Liabilities in Excess of Other Assets - (0.0)% (d)		(54)
TOTAL NET ASSETS - 100.0%		$500,016

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Stablecoin Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$368,036	$–	$–	$368,036
Exchange Traded Funds	119,401	–	–	119,401
Money Market Funds	12,633	–	–	12,633
Total Investments	$500,070	$–	$–	$500,070

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.